Suppliers - Schedule of Suppliers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,952	R$ 3,017
Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,176	1,250
Energy On Spot Market [Member]
IfrsStatementLineItems [Line Items]
Suppliers	199	135
Charges Energy Network [Member]
IfrsStatementLineItems [Line Items]
Suppliers	240	246
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Suppliers	210	240
Gas Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	216	204
Materials And Services [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 911	R$ 942